UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: PractusTM, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	Last day of February
Date of reporting period:	February 28, 2019

Item #1. Reports to Stockholders.

INDEX	DGHM V2000 SmallCap Value Fund; DGHM MicroCap Value Fund

DGHM

For the year ended February 28, 2019

Annual Report

DGHM FUNDS

DGHM V2000 SmallCap Value Fund

DGHM MicroCap Value Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

DGHM V2000 SmallCap Value Fund
As of February 28, 2019 (unaudited)
The DGHM V2000 SmallCap Value Fund Institutional Class shares returned -0.28% for the fiscal year ended February 28, 2019, and the Investor Class shares returned -0.69%. The fund’s benchmark, the Russell 2000® Value Index, increased 4.42% during the same time period.
The fund underperformed the benchmark due to inferior stock selection across several sectors. Seven of the fund’s sixteen sectors outperformed their respective benchmark sectors led by Consumer Services, Consumer Durables and Transportation, while the fund’s bottom three performing sectors relative to the benchmark were Business Services, Technology and Consumer Staples. At the stock level, top contributors to the fund’s relative performance were Ciena Corp. (+64%), Nexstar Media (+44%) and LHC Group (+48%). Ciena, an optical network equipment and services provider, reported better-than-expected results and raised earnings guidance. Nexstar Media, a local television station operator, beat estimates and guided higher based on stronger-than-expected political revenues. LHC Group, a home health care provider, reported strong volumes and an outlook that included stable pricing for the next few years. The bottom contributors were Invacare Corp. (-71%), C&J Energy (-42%) and United Natural Foods (-51%). Invacare, a provider of products for the home medical care market, reported weaker-than-expected results due to order delays and higher production costs from Chinese tariffs. C&J Energy Services, an on-shore energy services provider, reported weaker-than-expected results due to lower pressure pump utilization and weather delays. United Natural Foods, a national wholesale food distributor, reported weak results and announced an acquisition of competitor SUPERVALU, which we think has limited strategic value while increasing execution risk. We sold our Invacare and United Natural Foods positions.
At DGHM a key part of our strategy is conducting intensive fundamental research to build an attractive portfolio of high-quality small cap stocks, one stock at a time. We strive to construct a portfolio with the ideal trade-off between low valuation, high profitability and financial strength. As the following table demonstrates, the collective effort of our nine Sector Specialists produced a portfolio with most characteristics superior to those of the benchmark.

DGHM V2000 SmallCap Value Fund
As of February 28, 2019 (unaudited) — (Continued)
Portfolio Characteristics as of February 28, 2019

	V2000 SmallCap	Russell 2000®
Valuation	Value Fund	Value Index
EV/EBITDA(1)	10.7x	10.7x
Free Cash Flow Yield	5.3%	3.7%
Last 12 Months P/E	18.6x	20.2x
Dividend Yield	2.1%	1.6%

Profitability
EBITDA ROA (excludes cash)	15.4%	10.9%
5YR Avg EBITDA ROA (excludes cash)	15.2%	11.2%
EBITDA Margins	13.1%	13.6%
Last 12 Months ROE	10.4%	8.5%

Balance Sheet
Net Debt / Total Capital	33.2%	29.7%
EBITDA / Interest Expense	7.5x	5.9x

(1)
EV/EBITDA means Enterprise Value divided by Earnings Before Interest, Taxes, Depreciation and Amortization. Our definition of Enterprise Value is market capitalization plus debt plus other long-term liabilities minus cash.

We appreciate the opportunity to serve as your Fund’s Investment Adviser.
Best regards,
Peter Gulli, CFA
(630) 717-2720
pgulli@dghm.com

DGHM V2000 SMALLCAP VALUE FUND
Comparison of $100,000 Investment
As of February 28, 2019 (unaudited)
Institutional Shares
DGHM V2000 SmallCap Value Fund Institutional Shares vs. The Russell 2000® Value Index

		Average Annual Return
	Total Return		Since Inception
	One Year Ended	Five years ended	6/30/10 to
	2/28/19	2/28/19	2/28/19
DGHM V2000 SmallCap Value Fund - Institutional	(0.28%)	4.89%	10.20%
DGHM V2000 SmallCap Value Fund - Investor	(0.69%)	4.43%	9.74%
Russell 2000® Value Index:	4.42%	6.47%	11.72%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.
All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM V2000 SMALLCAP VALUE FUND
Portfolio Composition
As of February 28, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Banks	19.13%
Miscellaneous Manufacturing	10.40%
Real Estate Investment Trusts	9.78%
Utilities	8.45%
Industrial	8.27%
Retail	6.69%
Insurance	5.92%
Oil & Gas Services	5.24%
Transportation	4.67%
Media	4.36%
Healthcare	4.33%
Materials	2.79%
Information Technology	2.58%
Commercial Services	2.20%
Investment Services	2.06%
Short Term Investments	3.19%
100.06%

DGHM V2000 SMALLCAP VALUE FUND

Schedule of Investments
As of February 28, 2019

		Fair
Security Description	Shares	Value

COMMON STOCKS – 96.86%
BANKS – 19.13%
Associated Banc-Corp.	41,252	$ 960,347
Community Trust Bancorp, Inc.	22,911	980,133
First Horizon National Corp.	64,883	1,014,121
Fulton Financial Corp.	56,371	968,454
Greenhill & Co., Inc.	32,422	763,214
Hancock Whitney Corp.	17,333	757,105
Old National Bancorp	21,406	380,599
Provident Financial Services	42,557	1,168,190
Sandy Spring Bancorp, Inc.	27,019	947,556
South State Corp.	7,456	529,674
Washington Federal, Inc.	31,109	954,424
WesBanco, Inc.	12,657	537,037
		9,960,854
COMMERCIAL SERVICES – 2.20%
ServiceMaster Global Holdings, Inc.*	25,384	1,146,341
HEALTHCARE – 4.33%
Allscripts Healthcare Solutions, Inc.*	48,536	520,306
Ensign Group, Inc.	18,323	906,072
Prestige Consumer Healthcare, Inc.*	22,455	657,033
RadNet, Inc.*	12,640	172,410
		2,255,821
INDUSTRIAL – 8.27%
ASGN, Inc.*	16,902	1,088,658
Atkore International Group, Inc.*	25,421	587,225
Gibraltar Industries, Inc.*	26,164	1,059,642
Kennametal, Inc.	14,171	534,105
The Greenbrier Companies, Inc.	25,185	1,038,881
		4,308,511
INFORMATION TECHNOLOGY – 2.58%
Ciena Corp.*	31,470	1,342,510
INSURANCE – 5.92%
CNO Financial Group, Inc.	31,743	540,583
FBL Financial Group, Inc.	11,237	785,129
Radian Group, Inc.	47,502	967,141
Renaissance Re Holdings Ltd.	5,372	789,953
		3,082,806

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND

Schedule of Investments
As of February 28, 2019 — (Continued)

		Fair
Security Description	Shares	Value

INVESTMENT SERVICES – 2.06%
Kennedy-Wilson Holdings, Inc.	51,693	$ 1,074,181
MATERIALS – 2.79%
Graphic Packaging Holding Co.	53,945	657,050
PolyOne Corp.	24,455	797,722
		1,454,772
MEDIA – 4.36%
Cable One, Inc.	1,119	1,061,920
Nexstar Media Group, Inc. Class A	12,391	1,210,972
		2,272,892
MISCELLANEOUS MANUFACTURING – 10.40%
Global Brass & Copper Holdings, Inc.	20,652	697,005
Kaiser Aluminum Corp.	9,255	1,013,237
Mueller Industries, Inc.	16,354	540,500
Orion Engineered Carbons SA	40,270	1,122,325
Teradyne, Inc.	27,450	1,120,783
TreeHouse Foods, Inc.*	3,580	216,876
TTM Technologies, Inc*	58,000	702,960
		5,413,686
OIL & GAS SERVICES – 5.24%
C&J Energy Services, Inc.*	46,709	806,664
CNX Resources Corp.*	11,457	121,444
Dril-Quip, Inc.*	14,249	607,150
Talos Energy, Inc.*	18,924	424,844
WPX Energy, Inc.*	62,401	770,028
		2,730,130
REAL ESTATE INVESTMENT TRUSTS – 9.78%
Brandywine Realty Trust	81,318	1,278,319
Cousins Properties, Inc.	128,963	1,227,728
Hersha Hospitality Trust Class A	58,282	1,098,616
Kite Realty Group	32,839	516,886
STAG Industrial, Inc.	35,163	973,312
		5,094,861

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND

Schedule of Investments
As of February 28, 2019 — (Continued)

		Fair
Security Description	Shares	Value

RETAIL – 6.69%
American Eagle Outfitters, Inc.	55,660	$ 1,135,464
Caleres, Inc.	21,436	666,660
Sleep Number Corp.*	28,361	1,237,958
Urban Outfitters, Inc.*	14,397	444,147
		3,484,229
TRANSPORTATION – 4.67%
Forward Air Corp.	18,650	1,205,723
Moog, Inc. Class A	13,024	1,223,735
		2,429,458
UTILITIES – 8.45%
El Paso Electric Co.	21,299	1,145,886
NorthWestern Corp.	14,854	1,018,093
Portland General Electric Co.	19,630	984,248
Quanta Services, Inc.	35,089	1,250,572
		4,398,799
TOTAL COMMON STOCKS – 96.87%
(Cost: $43,700,457)		50,449,851

SHORT TERM INVESTMENTS – 3.19%
Federated Treasury Obligations Fund
– Institutional Shares 2.29%**
(Cost: $1,662,489)	1,662,489	1,662,489
TOTAL INVESTMENTS – 100.06%
(Cost: $45,362,946)		52,112,340
Liabilities in excess of other assets – (0.06)%		(29,571)
NET ASSETS – 100.00%		$ 52,082,769

*	Non-income producing
**	Effective 7 day yield at February 28, 2019
See Notes to Financial Statements

DGHM MicroCap Value Fund
As of February 28, 2019 (unaudited)
For the fiscal year ended February 28, 2019, the DGHM MicroCap Value Fund’s Institutional Class shares returned 2.87%, and the Investor Class shares returned 2.69%. These returns are based on performance after fees and expenses. The Fund’s benchmarks, the Russell 2000® Value Index and the Russell Microcap® Value Index, returned 4.42% and 3.46%, respectively during this time period.
Sectors that had a positive impact on the fund’s performance were Energy, Consumer Services and Capital Goods. Energy was led by Penn Virginia Corporation (+83%), which benefitted from an announcement that they would be acquired by Denbury Resources. Consumer Services was led by Marcus Corporation (+57%), which performed well due to strong execution and their acquisition of Movie Tavern. Finally, Capital Goods was driven by Transcat Inc. (+49%), which outperformed due to strong industrial fundamentals and accretive tuck-in acquisitions. We have sold Penn Virginia but continue to hold Marcus Corporation and Transcat Inc.
Sectors that had a negative impact on performance were Real Estate, Healthcare and Technology. The Real Estate sector was negatively impacted by William Lyon Homes (-42%), a small cap home builder that suffered from a slowing housing market. Healthcare was negatively impacted by Invacare Corp. (-71%), which reported weaker-than-expected results due to order delays and higher production costs from Chinese tariffs. Technology was weak due to Kimball Electronics (-13%), a niche electronic manufacturing business that suffered from a slowing semiconductor market. We have sold Invacare but continue to hold William Lyon Homes and Kimball Electronics.
Best wishes,
Donald S. Porter, CFA
Senior Vice President
(212) 557-8889

DGHM MICROCAP VALUE FUND
Comparison of $100,000 Investment
As of February 28, 2019 (unaudited)
Institutional Shares
DGHM MicroCap Value Fund Institutional Shares vs. The Russell 2000® Value Index and The Russell MicroCap® Value Index

		Average Annual Return
	Total Return	Five	Ten
	One Year Ended	Years ended	Years ended
	2/28/19	2/28/19*	2/28/09* to 2/28/19
DGHM MicroCap Value Fund – Institutional	2.87%	8.88%	15.98%
DGHM MicroCap Value Fund – Investor	2.69%	8.57%	15.67%
Russell 2000® Value Index:	4.42%	6.47%	15.43%
Russell Microcap® Value Index:	3.46%	7.04%	16.38%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.
* DGHM MicroCap, G.P., a privately offered fund managed by the MicroCap Fund's portfolio managers (the “Predecessor Fund”), was reorganized into the MicroCap Fund and the MicroCap Fund commenced operations on June 1, 2016 subsequent to the transfer of assets by the Predecessor Fund. The Predecessor Fund commenced operations on December 18, 1991 and had an investment objective, strategies, guidelines and restrictions that were in all material respects, the same as those of the MicroCap Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the MicroCap Fund. The MicroCap Fund's performance for periods prior to the commencement of operations on June 1, 2016 is that of the privately offered fund (net of actual fees and expenses charged to the privately offered fund).

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.
The Russell Microcap® Value Index measures the performance of micro-cap value segment of the U.S. equity universe. A capitalization weighted index of 2,000 small cap and micro cap stocks that captures the smallest 1,000 companies in the Russell 2000, plus 1,000 smaller U.S.-based listed stocks. The broad index is designed to present an unbiased collection of the smallest tradable securities that still meet exchange listing requirements, so over-the-counter (OTC) stocks and pink sheet securities are excluded.
All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

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DGHM MICROCAP VALUE FUND
Portfolio Composition
As of February 28, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Banks	16.05%
Capital Goods	13.91%
Real Estate Investment Trusts	9.78%
Materials	8.75%
Financials	7.41%
Consumer Durables & Apparel	6.36%
Consumer Services	5.17%
Energy	4.76%
Utilities	4.76%
Healthcare	4.58%
Commercial & Professional Services	4.20%
Semiconductors	3.09%
Consumer Discretionary	2.38%
Transportation	2.04%
Diversified Financials	1.60%
Software & Services	1.35%
Preferred Stocks:
Financials	1.31%
Short Term Investments	0.76%
98.26%

DGHM MICROCAP VALUE FUND

Schedule of Investments
As of February 28, 2019

		Fair
Security Description	Shares	Value

COMMON STOCKS – 96.19%
BANKS – 16.05%
BankFinancial Corp.	29,587	$ 462,741
Capital City Bank Group, Inc.	17,317	427,384
Central Valley Community Bancorp	27,912	543,447
Community Trust Bancorp, Inc.	12,221	522,814
First Bancorp	15,961	625,512
First Community Bancshares, Inc.	26,445	948,053
HomeTrust Bancshares Inc.	23,442	638,326
National Bankshares, Inc.	15,159	598,780
Northrim BanCorp, Inc.	15,567	583,918
Pacific Mercantile Bancorp*	55,120	454,740
Sandy Spring Bancorp, Inc.	18,044	632,803
Territorial Bancorp, Inc.	21,086	592,517
		7,031,035
CAPITAL GOODS – 13.91%
Continental Building Products, Inc.*	20,454	589,689
Commercial Vehicle Group, Inc.*	75,774	606,192
Ducommun Inc.*	23,442	994,644
Hurco Companies, Inc.	13,617	583,897
Kimball Electronics, Inc.*	32,691	506,710
Preformed Line Products Co.	11,658	695,983
Sterling Construction Co., Inc.*	78,102	1,141,070
Transcat, Inc.*	42,327	973,521
		6,091,706
COMMERCIAL & PROFESSIONAL SERVICES – 4.20%
CBIZ, Inc.*	41,283	851,668
SP Plus Corp.*	28,735	988,484
		1,840,152
CONSUMER DISCRETIONARY – 2.38%
William Lyon Homes – Class A*	73,805	1,044,341
CONSUMER DURABLES & APPAREL – 6.36%
MasterCraft Boat Holdings, Inc.*	37,013	913,111
Movado Group, Inc.	9,918	347,428
Rocky Brands, Inc.	20,427	611,789
Vera Bradley, Inc.*	45,607	435,547
Zagg, Inc.*	41,280	478,848
		2,786,723

See Notes to Financial Statements

DGHM MICROCAP VALUE FUND

Schedule of Investments
As of February 28, 2019 — (Continued)

		Fair
Security Description	Shares	Value

CONSUMER SERVICES – 5.17%
Ark Restaurants Corp.	37,977	$ 774,351
Collectors Universe, Inc.	29,328	517,639
The Marcus Corp.	22,945	972,639
		2,264,629
DIVERSIFIED FINANCIALS – 1.60%
Greenhill & Co., Inc	29,710	699,373
ENERGY – 4.76%
Bonanza Creek Energy, Inc.*	23,661	543,493
Newpark Resources, Inc. *	91,235	806,517
Nine Energy Service, Inc.*	28,028	734,894
		2,084,904
FINA1NCIALS – 7.41%
EMC Insurance Group, Inc.	37,090	1,184,284
Employers Holdings, Inc.	21,782	907,438
South State Corp.	8,968	637,087
Western New England Bancorp, Inc.	52,516	515,707
		3,244,516
HEALTHCARE – 4.58%
Computer Programs and Systems, Inc.	24,323	801,200
Orthofix Medical Inc.*	7,168	437,965
RadNet, Inc.*	56,179	766,282
		2,005,447
MATERIALS – 8.75%
Foundation Building Materials, Inc.*	84,462	939,217
Innophos Holdings, Inc.	17,242	572,434
Neenah Paper, Inc.	7,514	507,796
Orion Engineered Carbons S.A.	37,476	1,044,456
United States Lime & Minerals, Inc.	10,670	768,240
		3,832,143
REAL ESTATE INVESTMENT TRUSTS – 9.78%
CatchMark Timber Trust, Inc. Class A	109,774	1,048,342
City Office REIT, Inc.	80,305	883,355
Hersha Hospitality Trust	44,240	833,924
Independence Realty Trust, Inc.	75,343	780,553
iStar Inc.	84,551	739,821
		4,285,995

See Notes to Financial Statements

DGHM MICROCAP VALUE FUND

Schedule of Investments
As of February 28, 2019 — (Continued)

		Fair
Security Description	Shares	Value

SEMICONDUCTORS – 3.09%
Kulicke and Soffa Industries, Inc.	33,430	$ 779,588
Rudolph Technologies, Inc.*	25,547	576,851
		1,356,439
SOFTWARE & SERVICES – 1.35%
American Software, Inc. Class A	51,050	591,669
TRANSPORTATION – 2.04%
Marten Transport, Ltd.	47,859	892,570
UTILITIES – 4.76%
Artesian Resources Corp. Class A	16,100	631,764
RGC Resources, Inc.	23,896	658,574
Unitil Corp.	14,460	793,999
		2,084,337
TOTAL COMMON STOCKS – 96.19%
(Cost: $38,732,716)		42,135,979

PREFERRED STOCK – 1.31%
FINANCIALS – 1.31%
Steel Partners Holdings LP, Series A, 6.00%, 2/7/2026	26,549	571,865
TOTAL PREFERRED STOCKS – 1.31%
(Cost: $437,228)		571,865

SHORT TERM INVESTMENTS – 0.76%
Federated Treasury Obligations Fund
- Institutional Shares 2.29%**
(Cost: $334,675)	334,675	334,675
TOTAL INVESTMENTS – 98.26%
(Cost: $39,504,619)		43,042,519
Other assets, net of liabilities – 1.74%		762,091
NET ASSETS – 100.00%		$ 43,804,610

*	Non-income producing
**	Effective 7 day yield at February 28, 2019
See Notes to Financial Statements

DGHM FUNDS

Statements of Assets & Liabilities
As of February 28, 2019

	DGHM V2000	DGHM
	SmallCap	MicroCap
	Value Fund	Value Fund
ASSETS
Investments at fair value*	$52,112,340	$43,042,519
Receivable for investments sold	429,811	856,152
Receivable for capital stock sold	11,741	23,480
Dividends and interest receivable	27,632	46,152
Prepaid expenses	19,920	16,547
TOTAL ASSETS	52,601,444	43,984,850
LIABILITIES
Payable for capital stock redeemed	1,583	122,301
Payable for securities purchased	483,160	25,257
Accrued investment advisory fees	27,008	26,540
Accrued 12b-1 fees	52	4
Accrued administration, transfer agent and accounting fees	5,372	4,538
Other accrued expenses	1,500	1,600
TOTAL LIABILITIES	518,675	180,240
NET ASSETS	$52,082,769	$43,804,610
Net Assets Consist of:
Paid-in-capital	$47,136,237	$38,462,988
Distributable earnings (deficit)	4,946,532	5,341,622
Net Assets	$52,082,769	$43,804,610
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Class
Net Assets	$156,605	$245,591
Shares Outstanding (unlimited number of shares authorized
without par value)	13,463	20,766
Net Asset Value and Offering Price Per Share	$11.63	$11.83
Redemption Price Per Share	$11.63	$11.71	(a)
Institutional Class
Net Assets	$51,926,164	$43,559,019
Shares Outstanding (unlimited number of shares authorized
without par value)	4,207,904	3,687,571
Net Asset Value and Offering Price Per Share	$12.34	$11.81
Redemption Price Per Share	$12.34	$11.69	(a)

* Identified cost of:	$45,362,946	$39,504,619

(a) Certain redemptions made within 60 days of purchase may include a redemption fee

See Notes to Financial Statements

DGHM FUNDS

Statements of Operations
For the year ended February 28, 2019

	DGHM V2000	DGHM
	SmallCap	MicroCap
	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $1,208 and
$958, respectively)	$824,622	$497,357
Interest	35,567	38,941
Total investment income	860,189	536,298
EXPENSES
Investment advisory fees (Note 2)	422,119	377,914
12b-1 fees (Note 2)
Investor Class	476	754
Recordkeeping and administrative services (Note 2)	36,838	26,336
Accounting fees (Note 2)	24,977	25,000
Custodian fees	9,760	16,091
Transfer agent fees (Note 2)
Investor Class	86	175
Institutional Class	23,628	20,328
Professional fees	54,100	32,116
Filing and registration fees	25,000	15,000
Trustee fees	8,222	5,674
Compliance fees	8,536	6,686
Shareholder reports
Investor Class	566	201
Institutional Class	14,808	10,915
Shareholder servicing (Note 2)
Investor Class	291	754
Institutional Class	30,084	17,533
Insurance	3,083	2,983
Other	16,988	13,284
Total expenses	679,562	571,744
Investment advisory fee waivers and reimbursement
of Fund expenses (Note 2)	(161,666)	(121,091)
Net Expenses	517,896	450,653
Net investment income (loss)	342,293	85,645
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,112,902)	(19,181)
Net increase (decrease) in unrealized appreciation (depreciation)
of investments	301,937	563,088
Net realized and unrealized gain (loss) on investments	(810,965)	543,907
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$(468,672)	$629,552

See Notes to Financial Statements

DGHM FUNDS
Statements of Changes in Net Assets

	DGHM V2000		DGHM MicroCap
	SmallCap Value Fund		Value Fund
	For the	For the	For the		For the
	Year ended	Year ended	Year ended		Year ended
	February 28,	February 28,	February 28,		February 28,
	2019	2018	2019		2018
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$342,293	$549,026	$85,645		$34,681
Net realized gain (loss) on investments	(1,112,902)	4,386,283	(19,181)		2,690,147
Net increase (decrease) in unrealized
appreciation (depreciation)
of investments	301,937	(3,246,883)	563,088		(670,887)
Increase (decrease) in net assets
from operations	(468,672)	1,688,426	629,552		2,053,941
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Investor Class	(8,880)	(8,771)	(6,966)		(112,184)
Institutional Class	(2,725,677)	(2,876,140)	(1,034,147)		(2,509,965)
Decrease in net assets from
distributions	(2,734,557)	(2,884,911)	(1,041,113)		(2,622,149)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	250	29,703	38,180		214,489
Institutional Class	8,730,523	9,567,279	25,693,626		3,014,632
Distributions reinvested
Investor Class	7,011	7,129	6,887		37,213
Institutional Class	2,525,455	2,706,766	920,070		2,282,236
Shares redeemed
Investor Class	(36,792)	(428,464)	(137,187	)(A)	(94,588	)(A)
Institutional Class	(7,506,220)	(20,513,982)	(6,749,959	)(B)	(3,569,849	)(B)
Increase (decrease) in net assets from
capital stock transactions	3,720,227	(8,631,569)	19,771,617		1,884,133
NET ASSETS
Increase (decrease) during year	516,998	(9,828,054)	19,360,056		1,315,925
Beginning of year	51,565,771	61,393,825	24,444,554		23,128,629
End of year**	$52,082,769	$51,565,771	$43,804,610		$24,444,554
** Includes accumulated undistributed
net investment income (loss) of:					$(1,525)
(A) Includes redemption fees of:			$72
(B) Includes redemption fees of:			$409

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
Financial Highlights
Selected per Share Data for a Share Outstanding Throughout each Year

Investor Class Shares

Year ended	Year ended
Years ended February 28,	February 29,	February 28,
2019	2018	2017	2016	2015

Net asset value, beginning of year	$12.39	$12.61	$9.65	$10.80	$10.38
Investment activities
Net investment
income (loss) (A)	0.03	0.10	0.03	0.03	—	(B)
Net realized and unrealized
gain (loss) on investments	(0.18)	0.22	2.99	(1.18)	0.43
Total from investment activities	(0.15)	0.32	3.02	(1.15)	0.43
Distributions
Net investment income	(0.03)	—	(0.06)	—	—
Net realized gains	(0.58)	(0.54)	—	—	(0.01)
Total distributions	(0.61)	(0.54)	(0.06)	—	(0.01)
Net asset value, end of year	$11.63	$12.39	$12.61	$9.65	$10.80
Total Return	(0.69%)	2.37%	31.30%	(10.65%)	4.14%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.90%	1.92%	1.63%	2.18%	2.28%
Expenses, net of all waivers	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss)	0.26%	0.82%	0.25%	0.32%	0.03%
Portfolio turnover rate	38.91%	51.15%	36.01%	38.37%	54.06%
Net assets, end of year (000’s)	$157	$201	$602	$225	$357

(A)	Per share amounts calculated using the average number of shares outstanding throughout the year.
(B)	Less than $0.01 per share.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Year

	Institutional Class Shares

				Year ended	Year ended
	Years ended February 28,			February 29,	February 28,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$13.11	$13.44	$10.24	$11.48	$11.02
Investment activities
Net investment income (loss) (A)	0.08	0.13	0.08	0.08	0.05
Net realized and unrealized gain
(loss) on investments	(0.18)	0.27	3.19	(1.27)	0.47
Total from investment activities	(0.10)	0.40	3.27	(1.19)	0.52
Distributions
Net investment income	(0.09)	(0.19)	(0.07)	(0.05)	(0.05)
Net realized gains	(0.58)	(0.54)	—	—	(0.01)
Total distributions	(0.67)	(0.73)	(0.07)	(0.05)	(0.06)
Net asset value, end of year	$12.34	$13.11	$13.44	$10.24	$11.48
Total Return	(0.28%)	2.77%	31.97%	(10.38%)	4.75%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.29%	1.30%	1.28%	1.70%	1.68%
Expenses, net of all waivers	0.98%	0.98%	0.98%	0.98%	0.98%
Net investment income (loss)	0.65%	0.93%	0.67%	0.74%	0.45%
Portfolio turnover rate	38.91%	51.15%	36.01%	38.37%	54.06%
Net assets, end of year (000’s)	$51,926	$51,365	$60,791	$21,687	$13,549

(A)	Per share amounts calculated using the average number of shares outstanding throughout the year.

See Notes to Financial Statements

DGHM MICROCAP VALUE FUND
Financial Highlights
Selected per Share Data for a Share Outstanding Throughout each Period

Investor Class Shares
Period
July 11, 2016(B)
Years ended February 28,	to February 28,
2019	2018	2017

Net asset value, beginning of period	$11.83	$12.22	$10.41
Investment activities
Net investment income (loss) (A)	0.02	(0.02)	—
Net realized and unrealized gain
(loss) on investments	0.28	1.07	1.81
Total from investment activities	0.30	1.05	1.81
Distributions
Net investment income	(0.02)	—	—
Net realized gains	(0.28)	(1.44)	—
Total distributions	(0.30)	(1.44)	—
Paid-in capital from redemption fees	—	(C)	—	—

Net asset value, end of period	$11.83	$11.83	$12.22
Total Return	2.69%	8.05%	17.39	%**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.03%	2.03%	2.29	%*
Expenses, net of management fee waivers	1.50%	1.50%	1.50	%*
Net investment income (loss)	0.06%	(0.16%)	(0.05	%)*
Portfolio turnover rate	35.97%	50.99%	34.16	%**
Net assets, end of period (000’s)	$246	$339	$198

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Inception date
(C)	Less than $0.01 per share.
*	Annualized
**	Not Annualized

See Notes to Financial Statements

DGHM MICROCAP VALUE FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

Institutional Class Shares
Period
June 1, 2016(B)
Years ended February 28,	to February 28,
2019	2018	2017

Net asset value, beginning of period	$11.82	$12.20	$10.00
Investment activities
Net investment income (loss) (A)	0.04	0.02	0.02
Net realized and unrealized gain
(loss) on investments	0.28	1.08	2.22
Total from investment activities	0.32	1.10	2.24
Distributions
Net investment income	(0.05)	(0.04)	(0.04)
Net realized gains	(0.28)	(1.44)	—
Total distributions	(0.33)	(1.48)	(0.04)
Paid-in capital from redemption fees	—	(C)	—	—

Net asset value, end of period	$11.81	$11.82	$12.20
Total Return	2.87%	8.50%	22.36	%**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.51%	1.70%	1.58	%*
Expenses, net of management fee waivers	1.19%	1.19%	1.19	%*
Net investment income (loss)	0.23%	0.15%	0.29	%*
Portfolio turnover rate	35.97%	50.99%	34.16	%**
Net assets, end of period (000’s)	$43,559	$24,106	$22,931

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Inception date
(C)	Less than $0.01 per share.
*	Annualized
**	Not Annualized

See Notes to Financial Statements

DGHM FUNDS
Notes to Financial Statements
February 28, 2019
Note 1 – Organization and Significant Accounting Policies
The DGHM V2000 SmallCap Value Fund and the DGHM MicroCap Value Fund (“each a “Fund” and collectively, the Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. On October 23, 2013, the DGHM V2000 SmallCap Value Fund (“SmallCap Fund”) was reorganized from the DGHM Investment Trust into the World Funds Trust. The SmallCap Fund commenced operations on June 30, 2010. DGHM MicroCap, G.P., a privately offered fund, was reorganized into the DGHM MicroCap Value Fund (“MicroCap Fund”) and commenced operations on June 1, 2016 subsequent to the tax-free transfer of assets by DGHM MicroCap, G.P.
The investment objective of each of the Funds is to provide long-term capital appreciation.
The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services –Investment Companies.
New Accounting Pronouncement
In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.
In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain disclosure requirements effective under

DGHM FUNDS
Notes to Financial Statements
February 28, 2019 — (Continued)
Regulation S-X. The Funds’ adoption of these amendments, effective with the financial statements prepared as of February 28, 2019 had no effect on the Funds’ net assets or results of operations. As a result of adopting these amendments, the distributions to shareholders in the February 28, 2018 Statements of Changes in Net Assets presented herein have been reclassified to conform to the current year presentation, which includes all distributions to each class of shareholders, other than tax basis return of capital distributions, in one line item per share class. Distributions to shareholders for the year ended February 28, 2018 from net investment income and net realized gains in the Fund were as follows:

	DGHM V2000	DGHM
	SmallCap	MicroCap
	Value Fund	Value Fund
Distributions to Shareholders:
From net investment income:
Investor Class	$—	$(74,674)
Institutional Class	(747,039)	—
From net realized gains:
Investor Class	(8,771)	(37,510)
Institutional Class	(2,129,101)	(2,509,965)

Security Valuation
The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the

DGHM FUNDS
Notes to Financial Statements
February 28, 2019 — (Continued)
Funds’ net asset value calculation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ net asset value is determined as of such times.
In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments, based on the three levels defined above, as of February 28, 2019:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
SmallCap Fund
Common Stocks	$50,449,851	$—	$—	$50,449,851
Short Term Investments	1,662,489	—	—	1,662,489
	$52,112,340	$—	$—	$52,112,340
MicroCap Fund
Common Stocks	$42,135,979	$—	$—	$42,135,979
Preferred Stocks	571,865	—	—	571,865
Short Term Investments	334,675	—	—	334,675
	$43,042,519	$—	$—	$43,042,519

Refer to the Funds’ Schedules of Investments for listings of securities by security type and category.

DGHM FUNDS
Notes to Financial Statements
February 28, 2019 — (Continued)
Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. The Funds may invest in real estate investment trusts (REITs) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized, respectively, to interest income using the effective interest method.
Cash and Cash Equivalents
Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market interest rate.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported.
Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

DGHM FUNDS
Notes to Financial Statements
February 28, 2019 — (Continued)
Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no impact on net assets or net asset value per share. As of February 28, 2019, such reclassifications were due to the use of equalization and adjustments related to contributed securities for tax purposes.

	MicroCap Fund	SmallCap Fund
Paid in capital	$(2,449,235)	$17,582
Total distributable earnings	2,449,235	(17,582)

Class Net Asset Values and Expenses
The SmallCap Fund can offer three classes of shares: Investor Class Shares, Class C Shares and Institutional Class Shares. The MicroCap Fund offers two classes of shares: Investor Class Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, shareholder servicing and reports fees and transfer agent fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Class C Shares may be subject to a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust, First Dominion Capital Corp (“FDCC”). Class C Shares automatically convert into Investor Class Shares after seven years. As of February 28, 2019, there were no Class C Shares of the SmallCap Fund outstanding.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Related Parties
Pursuant to Investment Advisory Agreements, Dalton, Greiner, Hartman, Maher & Co., LLC (the “Advisor”) provides investment advisory services for an annual fee on the average daily net assets of the Funds.

DGHM FUNDS
Notes to Financial Statements
February 28, 2019 — (Continued)
The Advisor received, waived and reimbursed expenses for the year ended February 28, 2019 as follows:

		Investment	Investment
		Advisory Fee	Advisory Fee	Expenses
Fund	Fee	Earned	Waived	Reimbursed
SmallCap Fund	0.80%	$422,119	$161,666	$—
MicroCap Fund	1.00%	377,914	121,091	—

The Advisor, has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, and expenses incurred under a shareholder servicing or administrative servicing plan, each as applicable) to not more than 0.98% and 1.19% of the average daily net assets of each share class of the SmallCap Fund and MicroCap Fund, respectively. Through June 30, 2019 the Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
The total amount of recoverable reimbursements for the Funds as of February 28, 2019, and expiration dates are as follows:

Fund	Recoverable Reimbursements and Expiration Dates
	2020	2021	2022	Total
SmallCap Fund	$129,670	$191,223	$161,666	$482,559
MicroCap Fund	58,013	123,556	121,091	302,660

The Funds have adopted plans of distribution in accordance with Rule 12b-1 with regard to the Funds’ Investor Classes and Class C Shares (Class C for SmallCap Value Fund only) under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class Shares and up to 1.00% of the average daily net assets of the Funds’ Class C Shares for activities primarily intended to result in the sale of

DGHM FUNDS
Notes to Financial Statements
February 28, 2019 — (Continued)
those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the Investor Class Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee.
Additionally, the Funds have adopted a shareholder servicing plan for their Institutional Class, Investor Class, and Class C shares that provides for the payment of up to 0.25% to authorized firms for providing certain shareholder services. These fees are billed on a monthly or quarterly basis. For the year ended February 28, 2019, the following fees under the Plans were incurred:

Fund	Class	Type of Plan	Fees incurred
SmallCap Fund	Investor	12b-1	$ 476
SmallCap Fund	Investor	Shareholder servicing	291
SmallCap Fund	Institutional	Shareholder servicing	30,084
MicroCap Fund	Investor	12b-1	754
MicroCap Fund	Investor	Shareholder servicing	754
MicroCap Fund	Institutional	Shareholder servicing	17,533

FDCC acts as the Funds’ principal underwriter and distributor in the continuous public offering of the Funds’ shares. For the year ended February 28, 2019, FDCC received no commissions or underwriting fees from the sale of the Funds’ shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 1% of Class C share redemptions occurring within one year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended February 28, 2019, FDCC received no CDSC fees.
Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent, and bills the Fund monthly for these fees. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended February 28, 2019, CFS received the following fees:

		Transfer	Fund
Fund	Administration	Agent	Accounting
SmallCap Fund	$36,838	$23,714	$24,977
MicroCap Fund	26,336	20,503	25,000

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, PractusTM LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

DGHM FUNDS
Notes to Financial Statements
February 28, 2019 — (Continued)
Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended February 28, 2019, were as follows:

Fund	Purchases	Sales
SmallCap	$20,982,341	$19,683,513
MicroCap	31,700,257	12,662,478

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
The tax character of distributions paid was as follows:

	SmallCap Fund
	Year ended	Year ended
	February 28, 2019	February 28, 2018
Distributions paid from:
Ordinary income	$547,083	$1,038,927
Capital gains	2,187,474	1,845,984
	$2,734,557	$2,884,911

	MicroCap Fund
	Year ended	Year ended
	February 28, 2019	February 28, 2018
Distributions paid from:
Ordinary income	$—	$1,688,405
Capital gains	1,041,113	933,744
	$1,041,113	$2,622,149

As of February 28, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	SmallCap	MicroCap
	Fund	Fund
Accumulated net investment income	$—	$118,129
Accumulated net realized gain (loss)	—	680,177
Accumulated net other gain (loss)	(1,621,159)	—
Net unrealized appreciation (depreciation) on investments	6,567,691	4,543,316
Total	$4,946,532	$5,341,622

DGHM FUNDS
Notes to Financial Statements
February 28, 2019 — (Continued)
For tax purposes, SmallCap has a Post-October capital loss of $1,621,159. These losses will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, March 1, 2019.
The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of wash sales, Post-October losses, book to tax differences from partnerships and adjustments related to contributed securities.
Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
SmallCap	$45,544,649	$8,780,976	$(2,213,285)	$6,567,961
MicroCap	38,499,203	6,980,251	(2,436,935)	4,543,316

Note 5 – Capital Stock Transactions
Shares of beneficial interest transactions for the Funds were:

	SmallCap Fund
	Year ended February 28, 2019
	Investor Class	Institutional Class
Shares sold	22	673,112
Shares reinvested	661	224,885
Shares redeemed	(3,400)	(608,382)
Net increase (decrease)	(2,717)	289,615

	SmallCap Fund
	Year ended February 28, 2018
	Investor Class	Institutional Class
Shares sold	2,351	716,149
Shares reinvested	553	198,735
Shares redeemed	(34,498)	(1,521,427)
Net increase (decrease)	(31,594)	(606,543)

	MicroCap Fund
	Year ended February 28, 2019
	Investor Class	Institutional Class
Shares sold	2,807	2,099,559
Shares reinvested	624	83,491
Shares redeemed	(11,297)	(535,687)
Net increase (decrease)	(7,866)	1,647,363

DGHM FUNDS
Notes to Financial Statements
February 28, 2019 — (Continued)

	MicroCap Fund
	Year ended February 28, 2018
	Investor Class	Institutional Class
Shares sold	17,026	232,037
Shares reinvested	3,003	184,647
Shares redeemed	(7,584)	(256,411)
Net increase (decrease)	12,445	160,273

Note 6 – Line of Credit
The Trust, on behalf of the MicroCap Fund, entered into a Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the MicroCap Fund a line of credit facility under which the Bank may make loans to the MicroCap Fund from time to time in an amount of up to $1,500,000. The Agreement limits the MicroCap Fund to using borrowings under the Agreement for daily cash needs as a temporary measure for extraordinary or emergency purposes, or for the clearance of transactions, including, without limitation, the payment of redemptions which might otherwise require the untimely disposition of the Fund’s portfolio securities. The terms of the Agreement provide for an up-front 0.10% closing fee. Any principal balance outstanding bears interest at the U.S. Federal Prime Rate of 5.50% as of February 28, 2019 and any amounts not drawn will be assessed unused line fees at the rate of 0.25% per annum. This Agreement was in effect until April 10, 2019. On April 11, 2019 the Agreement was renewed through April 10, 2021. For the year ended February 28, 2019, there were no borrowings under the Agreement and the MicroCap Fund paid the up-front closing fee of $1,500, Bank legal fees of $1,500 and unused line fees of $3,802 pursuant to the terms of the Agreement.
Note 7 – Subsequent Events
The MicroCap Fund paid a long term capital gain distribution of $0.16 per share on April 29, 2019.
Management has evaluated subsequent events through the issuance of these financial statements. No additional items require disclosure.

DGHM FUNDS
Report of Independent Registered Public Accounting Firm
February 28, 2019
To the Shareholders of DGHM Funds and
Board of Trustees of World Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DGHM V2000 SmallCap Value Fund and DGHM MicroCap Value Fund (the “Funds”), each a series of World Funds Trust, as of February 28, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the four years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the year ended February 28, 2015, were audited by other auditors whose report dated April 27, 2015, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

DGHM FUNDS
Report of Independent Registered Public Accounting Firm
February 28, 2019 — (Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
April 29, 2019

Supplemental Information
World Funds Trust (The “Trust”)
February 28, 2019 (unaudited)
Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.
Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

Number
of Funds
	Term of		in Fund
Name, Age and	Office and		Complex
Position with	Length of	Principal Occupation(s)	Overseen	Other Directorships
the Trust	Time Served	During the Past Five Years	by Trustee	Held By Trustee
David J. Urban	Indefinite,	Dean, Jones College of Business,	55	None
(64)	Since June 2010	Middle Tennessee State University
Trustee		since July 2013
Mary Lou H. Ivey	Indefinite,	Accountant, Harris, Hardy &	55	None
(61)	Since June 2010	Johnstone, P.C., accounting firm,
Trustee		since 2008.
Theo H. Pitt, Jr.	Indefinite;	Senior Partner, Community	55	Independent Trustee of
(83)	Since	Financial Institutions Consulting		Chesapeake Investment
Trustee	August 2013	(bank consulting) since 1997		Trust for the one series of
		to present.		that trust; Leeward
Investment Trust for the
one series of that trust;
Hillman Capital
Management Investment
Trust for the one series of
that trust; and Starboard
Investment Trust for the
17 series of that trust; (all
registered investment
companies).

Supplemental Information
World Funds Trust (The “Trust”)
February 28, 2019 (unaudited) — (Continued)

OFFICERS WHO ARE NOT TRUSTEES

Number
of Funds
	Term of		in Fund
Name, Age and	Office and		Complex
Position(s) with	Length of	Principal Occupation(s)	Overseen	Other Directorships
the Trust	Time Served	During the Past Five Years	by Trustee	Held By Trustee
David A Bogaert	Indefinite,	Managing Director of Business	N/A	N/A
(55)	Since	Development, Commonwealth
President and	August 2017	Fund Services, Inc.,
Principal Executive		October 2013 – present; Senior
Officer		Vice President of Business
Development and other positions
for Huntington Asset Services, Inc.
from 1986 to 2013.
Karen M. Shupe	Indefinite,	Managing Director of Fund	N/A	N/A
(55)	Since June 2008	Operations, Commonwealth
Treasurer and Principal		Fund Services, Inc.,
Financial Officer		2003 to present.
Ann T. MacDonald	Indefinite,	Managing Director, Fund	N/A	N/A
(64)	Since	Administration and Fund
Assistant Treasurer	November 2015	Accounting, Commonwealth
Fund Services, Inc.,
2003 to present.
John H. Lively	Indefinite,	Attorney, PractusTM LLP,	N/A	N/A
(50)	Since	(law firm), May 2018 to
Secretary	November 2013	present; Attorney, The Law
Offices of John H. Lively &
Associates, Inc. (law firm),
March 2010 to May 2018.
Tina H. Bloom	Indefinite,	Attorney, PractusTM LLP,	N/A	N/A
(50)	Since	(law firm), May 2018 to
Assistant Secretary	November 2018	present; Attorney, The Law
Offices of John H. Lively &
Associates, Inc. (law firm),
November 2017 to May 2018;
Director of Fund Administration
of Ultimus Fund Solutions,
LLC from 2011-2017.
Bo James Howell	Indefinite,	Attorney, PractusTM LLP,	N/A	N/A
(37)	Since	(law firm), May 2018 to
Assistant Secretary	November 2018	present; Founder, CCO
Technology, June 2018;
Director of Fund Administration
of Ultimus Fund Solutions, LLC
from 2012-2018.

Supplemental Information
World Funds Trust (The “Trust”)
February 28, 2019 (unaudited) — (Continued)
OFFICERS WHO ARE NOT TRUSTEES (Continued)

Number
of Funds
	Term of		in Fund
Name, Age and	Office and		Complex
Position(s) with	Length of	Principal Occupation(s)	Overseen	Other Directorships
the Trust	Time Served	During the Past Five Years	by Trustee	Held By Trustee
Holly B. Giangiulio	Indefinite,	Managing Director, Corporate	N/A	N/A
(57)	Since	Operations, Commonwealth
Assistant Secretary	November 2015	Fund Services, Inc., January
2015 to present, Corporate
Accounting and HR Manager
from 2010 to 2015.
Julian G. Winters	Indefinite,	Managing Member of	N/A	N/A
(50)	Since	Watermark Solutions, LLC
Chief Compliance	August 2013	(investment compliance and
Officer		consulting) since March 2007.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-653-2839 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-653-2839 or on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DGHM FUNDS
Fund Expenses (unaudited)
Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the DGHM Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2018, and held for the six months ended February 28, 2019.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DGHM FUNDS

Fund Expenses (unaudited) (Continued)

				Expenses Paid
		Ending		During the
	Beginning	Account	Annualized	Six Months
	Account	Value	Expense	Ended*
	Value	(2/28/19)	Ratio	2/28/19
SmallCap
Investor Class Actual	$1,000.00	$ 902.10	1.40%	$6.60
Investor Class Hypothetical**	$1,000.00	$1,018.00	1.40%	$7.00
Institutional Class Actual	$1,000.00	$ 904.10	0.98%	$4.63
Institutional Class Hypothetical**	$1,000.00	$1,020.10	0.98%	$4.91
MicroCap
Investor Class Actual	$1,000.00	$ 874.60	1.50%	$ 6.97
Investor Class Hypothetical**	$1,000.00	$1,017.50	1.50%	$ 7.50
Institutional Class Actual	$1,000.00	$ 875.40	1.19%	$ 5.53
Institutional Class Hypothetical**	$1,000.00	$1,019.05	1.19%	$ 5.96

*
Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days for SmallCap Fund and MicroCap Fund in the most recent fiscal half year divided by 365 days in the current year.

**	5% return before expenses

This report and the financial statements contained herein are submitted for the general information of the shareholders of the SmallCap Fund and the MicroCap Fund (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.
Distributor: First Dominion Capital Corp., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, Phone 1-800-776-5459.
Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investments in the Funds are subject to the following risks: market risk, small-cap, mid-cap and large-cap securities risk, management style risk, sector risk, issuer risk, ETF risks, and short-term investment risk. More information about these risks and other risks can be found in the Funds’ prospectus.
The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain actual performance data regarding the Funds, including performance data current to the Funds’ most recent month-end, please call 1-800-673-0550.
An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. Copies of the prospectus are available by calling Commonwealth Fund Services at 1-800-653-2839. The prospectus should be read carefully before investing.
Stated performance in the Funds was achieved at some or all points during the period by Dalton, Greiner, Hartman, Maher & Co., LLC, (“DGHM”), the investment advisor to the Funds. DGHM waived or reimbursed part of the DGHM V2000 SmallCap Value Fund’s and DGHM MicroCap Value Fund’s total expenses. Had DGHM not waived or reimbursed expenses of the Funds, the Funds’ performances would have been lower.
This Annual Report was first distributed to shareholders on or about April 29, 2019.
For more information on your DGHM V2000 SmallCap Value Fund or your DGHM MicroCap Value Fund, see our website at www.dghm.com or call Commonwealth Fund Services, Inc. toll-free at 1-800-653-2839.

Investment Advisor:
Dalton, Greiner, Hartman, Maher & Co., LLC
565 Fifth Avenue, Suite 2101
New York, New York 10017-2413
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:
Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

[THIS PAGE INTENTIONALLY LEFT BLANK]

ITEM 2.                      CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.                      AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)  The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.                      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,000 for 2019 and $37,500 for 2018.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2019 and $0 for 2018.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,500 for 2019 and $7,500 for 2018.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2019 and $0 for 2018.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the DGHM Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)           0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2019 and $0 for 2018.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.                      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                      DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.                      EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ David A Bogaert
David A Bogaert President (principal executive officer)
Date: May 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A Bogaert
David A Bogaert Principal Executive Officer
Date: May 7, 2019

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Financial Officer
Date: May 7, 2019

* Print the name and title of each signing officer under his or her signature.